Provision for taxes, civil and labor risks (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for taxes, civil and labor risks
Other provisions	R$ 73.2	R$ 76.4	R$ 81.8
Taxes
Provision for taxes, civil and labor risks
Other provisions	1.9	5.2
Civil
Provision for taxes, civil and labor risks
Other provisions	48.7	48.8
Labor
Provision for taxes, civil and labor risks
Other provisions	R$ 22.6	R$ 22.4